Restricted Net Assets	12 Months Ended
Dec. 31, 2025
Restricted Net Assets [Abstract]
RESTRICTED NET ASSETS

NOTE 20 — RESTRICTED NET ASSETS

Our subsidiaries located in mainland China (“Mainland China Subsidiaries”) are required to maintain a statutory common reserve by means of an annual appropriation of at least 10% of their annual after-tax profits as reported under Company Law of the People’s Republic of China until the accumulated statutory common reserve balance has reached 50% of registered capital. The maximum statutory reserve required for our mainland China Subsidiaries was $25,193,717 and $10,193,717 as of December 31, 2025 and 2024, respectively. The increase in the maximum required statutory reserve was attributable to the Mainland China Subsidiaries increased their registered capital with the appropriate government authority. As of December 31, 2025 and 2024, we had an accumulated statutory appropriation balance of $18,598,305 and $13,651,398, respectively.

Additionally, the PRC has laws and regulations that limit the distributions that may be made to us from our mainland China Subsidiaries. The amount restricted is the aggregate of the paid-in-capital and accumulated statutory appropriations of our PRC Subsidiaries. As of December 31, 2025 and 2024, our mainland China Subsidiaries had $68,844,576 and $33,958,923 of restricted net assets unavailable to be distributed to us.